Intangible Asset (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Asset [Abstract]
Schedule of Intangible Asset
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
December 31, 2024

Cost
As of July 1, 2023	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	754,291	754,291
Written off/Impairment	-	(30,183,437)	(754,291)	(30,937,728)
As of December 31, 2024	31,864,594	78,000,000	29,884,537	139,749,131

Accumulated amortisation
As of July 1, 2023	(9,824,916)	(71,348,434)	-	(81,173,350)
Charge for the period	(1,593,230)	(7,944,999)	-	(9,538,229)
Written off	-	29,893,433	-	29,893,433
As of December 31, 2024	(11,418,146)	(49,400,000)	-	(60,818,146)

Net carrying amount
As of December 31, 2024	20,446,448	28,600,000	29,884,537	78,930,985

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2024

Cost
As of July 1, 2023 and June 30, 2024	31,864,594	108,183,437	29,884,537	169,932,568
Accumulated amortisation
As of July 1, 2023	(6,638,457)	(46,663,255)	-	(53,301,712)
Charge for the year	(3,186,459)	(24,685,179)	-	(27,871,638)
As of June 30, 2024	(9,824,916)	(71,348,434)	-	(81,173,350)
Net carrying amount
As of June 30, 2024	22,039,678	36,835,003	29,884,537	88,759,218